111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

April 13, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 255 (the “Fund”)

(CIK# 1671978)

Ladies and Gentlemen:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Fund is a unit investment trust which will invest in a portfolio of preferred stock and shares of exchange-traded funds (“ETFs”). The ETFs will be structured as open-end management investment companies registered under the Investment Company Act of 1940. We are requesting review of the Registration Statement because (1) the staff of the Securities and Exchange Commission (the “Commission”) has requested that the first series of a strategy be reviewed, and (2) the Fund is unable to rely on Rule 487 under the Securities Act so that the Registration Statement would automatically become effective upon filing. The Fund may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of prior series sponsored by the Sponsor as well as materials submitted on behalf of several other unit investment trusts.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 18, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP